Risk management and financial instruments (Restated) - Fair Value of Financial Instruments Table (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 1,368	$ 1,044
Restricted cash	75	248
Related party loans receivable - short term	174	371
Related party loans receivable - long term	487	464
Long-term floating rate debt (including the current portion)	6,542	8,204
Current portion of fixed rate CIRR loans	0	33
Long term portion of fixed rate CIRR loans	0	43
Fixed interest bonds - short term	432	0
Fixed interest bonds - long term	334	944
Floating interest bonds - long term	223	283
Related party fixed rate debt - long term	242	415
Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	1,368	1,044
Restricted cash	75	248
Related party loans receivable - short term	174	371
Related party loans receivable - long term	487	464
Long-term floating rate debt (including the current portion)	7,333	8,204
Current portion of fixed rate CIRR loans	0	33
Long term portion of fixed rate CIRR loans	0	43
Fixed interest bonds - short term	843	0
Fixed interest bonds - long term	892	1,840
Floating interest bonds - long term	540	541
Related party fixed rate debt - long term	$ 415	$ 415